Leases (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2024	Sep. 10, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
New public company shares (in Shares)			600,000
Terminating lease agreement	$ 200			$ 2,000	$ 2,013	$ (319)
Golden Arrow Merger Corp [Member]
Leases [Line Items]
New public company shares (in Shares)		600,000
Landlord [Member]
Leases [Line Items]
New public company shares (in Shares)					600,000
Terminating lease agreement					$ 2,000
Landlord [Member] | Lease Termination Agreement [Member]
Leases [Line Items]
Terminating lease agreement					$ 4,800
BOLT THREADS, INC. [Member]
Leases [Line Items]
Net sublease income								$ 348
Held in escrow								2,300
New public company shares (in Shares)			600,000
Terminating lease agreement			$ 300				$ (319)
Lease duration							12 months
BOLT THREADS, INC. [Member] | Golden Arrow Merger Corp [Member]
Leases [Line Items]
New public company shares (in Shares)		600,000
Terminating lease agreement							$ 5,100
BOLT THREADS, INC. [Member] | Landlord [Member] | Lease Termination Agreement [Member]
Leases [Line Items]
Terminating lease agreement			$ 4,800